Investment Objectives and Goals - Toews Hedged Opportunity Fund	Mar. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TOEWS HEDGED OPPORTUNITY FUND
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital. A secondary objective of the Fund is to limit risk during unfavorable market conditions.